Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Capital
CET1 capital	$ 73,822.0	$ 68,082.0
Tier 1 capital	81,218.0	74,005.0
Total capital	90,736.0	84,928.0
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	436,070.0	448,821.0
Market risk	34,149.0	27,374.0
Operational risk	72,828.0	70,047.0
Total RWA	$ 543,047.0	$ 546,242.0
Capital ratios and Leverage ratio
CET1 ratio	13.60%	12.50%
Tier 1 capital ratio	15.00%	13.50%
Total capital ratio	16.70%	15.50%
Leverage ratio	5.00%	4.80%
Leverage ratio exposure (billions)	$ 1,633.2	$ 1,552.9